Withholding Tax Receivable	6 Months Ended
Jun. 30, 2024
Withholding Tax Receivable [Abstract]
WITHHOLDING TAX RECEIVABLE
7.	WITHHOLDING TAX RECEIVABLE

Withholding tax receivable movement for the six months ended June 30, 2024 and 2023:

	2024	2023
	(Unaudited)	(Unaudited)
Balance at January 1,	$2,224,846	$2,691,096
Addition	376,265	401,941
Collection	(604,168)	-
Recovery of (Write off)/Allowance for uncollectible	32,980	(561,277)
Exchange difference	(158,496)	(73,713)
Balance at June 30,	$1,871,427	$2,458,047

Withholding tax receivable balance as of June 30, 2024 and December 31, 2023:

	As of June 30, 2024	As of December 31, 2023
	(Unaudited)
Current portion	$366,884	$607,221
Non-current portion	1,504,543	1,617,625
Withholding tax receivable	$1,871,427	$2,224,846

During the six months ended June 30, 2024, the Company received a withholding tax refund of approximately THB22.0 million (approximately $0.6 million) in connection with the Company’s 2019 withholding tax refund. The Company recorded a recovery of uncollectible of $0.03 million, representing the difference between the receivable recorded and the amount of refund received from the Thai Revenue Department.

Based on amounts refunded and written off for the receivable related to years 2013 to 2019, the Company recorded an allowance of approximately $nil million and $0.3 million for the six months ended June 30, 2024 and 2023, respectively. As of June 30, 2024 and December 31, 2023, an allowance balance of $1.0 million and $1.2 million, respectively were maintained against its withholding tax receivable.